Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Potential Additional Dilutive Securities

The Company had total potential additional dilutive securities outstanding at June 30, 2025, as follows.

Series A Convertible Preferred Shares	3,269,998
Conversion rate	0.2
Common shares after conversion	654,000
Option shares	137,625
Warrant shares	88,510
Senior Secured Debentures	$2,050,000
Conversion rate	$5.46
Shares	375,458
Convertible note	$164,000
Conversion rate	$5.46
Shares	29,304

The Company had total potential additional dilutive securities outstanding at December 31, 2024 and 2023, as follows.

	2024	2023
Series A Convertible Preferred Shares	3,269,998	3,269,998
Conversion rate	0.2	0.2
Common shares after conversion	654,000	654,000
Option shares	144,125	215,625
Warrant shares	88,510	109,584